Product Returns Liability - Additional Information (Detail) - 6 months ended Jun. 30, 2015 - USD ($) $ in Millions	Total
Product Liability Contingency [Line Items]
Product return reserves for current customers	$ 4.5
Minimum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	3.00%
Maximum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	5.00%